Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged as collateral for acting as a collection agent of public funds	¥ 14,656,766
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	2,765,966	¥ 2,958,326
Pledged assets that may not be sold or repledged by secured parties	29,545,000
Fair value of securities accepted as collateral that is permitted to be sold or repledged	26,850,000	19,366,000
Fair value of securities accepted as collateral that was sold or repledged	18,420,000	13,959,000
Cash collateral pledged for derivative transactions included in Other assets	1,663,945	1,510,689
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,080,929	¥ 1,265,041